Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%
ARGENTINA — 1.0%
MercadoLibre, Inc.*	43	$63,302

CANADA — 4.6%
Shopify, Inc., Class A *	266	294,329

CHINA — 7.4%
Alibaba Group Holding Ltd.*	4,332	123,083
Baidu, Inc. ADR*	125	27,194
JD.com, Inc., Class A *	2,502	105,515
Meituan, Class B *	2,300	89,756
Tencent Holdings Ltd.	1,600	127,692
		473,240
FRANCE — 2.6%
Adevinta ASA*	2,615	38,531
Dassault Systemes SE	236	50,442
Sartorius Stedim Biotech	180	74,079
		163,052
GERMANY — 2.2%
adidas AG*	223	69,663
Zalando SE*	739	72,413
		142,076
HONG KONG — 2.6%
AIA Group Ltd.	9,400	115,026
Hong Kong Exchanges & Clearing Ltd.	900	53,393
		168,419
IRELAND — 0.6%
COSMO Pharmaceuticals NV*	400	35,174

JAPAN — 12.1%
Bridgestone Corp.	1,300	52,851
Denso Corp.	1,100	73,331
DMG Mori Seiki Co., Ltd.	4,200	69,021
FANUC Corp. ADR	3,312	79,844
FANUC Corp.	200	48,081
Kubota Corp.	4,800	109,498
MISUMI Group, Inc.	2,100	61,172
Nintendo Co., Ltd. ADR	895	63,366
SoftBank Group Corp.	1,600	136,220
Sumitomo Mitsui Trust Holdings, Inc.	2,300	80,246
		773,630
NETHERLANDS — 1.6%
IMCD NV	712	98,705

SOUTH KOREA — 1.9%
Samsung SDI Co., Ltd.	208	122,309

SWEDEN — 2.6%
Atlas Copco AB, B Shares	1,490	77,655
Beijer Ref AB	997	43,779
Nibe Industrier AB, B Shares	1,500	46,520
		167,954
TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	168,474

UNITED KINGDOM — 4.6%
Hargreaves Lansdown PLC	1,800	38,246
Just Group PLC*	36,025	50,137
Ocado Group PLC*	1,101	30,869
Prudential PLC	4,999	106,491

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
UNITED KINGDOM (continued)
St James’s Place PLC	3,811	$66,907
		292,650
UNITED STATES — 51.7%
ABIOMED, Inc.*	240	76,495
Affirm Holdings, Inc.*	771	54,525
Alphabet, Inc., Class A *	64	132,001
Amazon.com, Inc.*	73	225,868
Chegg, Inc.*	2,254	193,078
Denali Therapeutics, Inc.*	1,217	69,491
Exact Sciences Corp.*	612	80,649
Fastenal Co.	1,193	59,984
First Republic Bank	776	129,398
Glaukos Corp.*	387	32,481
Illumina, Inc.*	304	116,754
Interactive Brokers Group, Inc., Class A	381	27,828
iRobot Corp.*	470	57,425
LendingTree, Inc.*	246	52,398
Lyft, Inc., Class A *	509	32,159
Markel Corp.*	23	26,211
MarketAxess Holdings, Inc.	396	197,176
Mastercard, Inc., Class A	187	66,581
Netflix, Inc.*	292	152,325
NVIDIA Corp.	182	97,175
Pacira BioSciences, Inc.*	1,337	93,710
Redfin Corp.*	1,805	120,195
Spotify Technology SA*	312	83,600
STAAR Surgical Co.*	1,070	112,789
Tesla, Inc.*	306	204,387
Trade Desk, Inc. (The), Class A *	153	99,704
Twilio, Inc., Class A *	313	106,658
Upwork, Inc.*	2,522	112,910
Waters Corp.*	142	40,352
Watsco, Inc.	257	67,013
Wayfair, Inc., Class A *	462	145,414
Workday, Inc., Class A *	490	121,731
Yext, Inc.*	1,102	15,957
Zoom Video Communications, Inc., Class A *	324	104,098
		3,308,520
TOTAL INVESTMENTS — 98.1% (cost $3,472,018)		$6,271,834
Other assets less liabilities — 1.9%		123,399
NET ASSETS — 100.0%		$6,395,233

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$3,836,555	$2,435,279	$—	$6,271,834
Total	$3,836,555	$2,435,279	$—	$6,271,834

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.